UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21043
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Pioneer High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Christopher J. Kelley
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2021 to June 30, 2022

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer High Income Fund, Inc.

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 26, 2022

======================== Pioneer High Income Fund, Inc. ========================

ABENGOA SA

Ticker:       ABG            Security ID:  E0002V203
Meeting Date: SEP 30, 2021   Meeting Type: Annual
Record Date:  SEP 23, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Approve Consolidated and Standalone     For       For          Management
      Financial Statements
1.2   Approve Treatment of Net Loss           For       For          Management
1.3   Approve Discharge of Board              For       For          Management
2     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions
3     Allow Questions                         None      None         Management
4     Elect Clemente Fernandez Gonzalez as    Abstain   For          Shareholder
      Director
5     Elect Jose Joaquin Martinez Sieso as    Abstain   For          Shareholder
      Director

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ABENGOA SA

Ticker:       ABG            Security ID:  E0002V203
Meeting Date: NOV 15, 2021   Meeting Type: Ordinary Shareholders
Record Date:  NOV 10, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Ratify Appointment of and Elect         For       For          Management
      Clemente Fernandez Gonzalez as Director
1.2   Ratify Appointment of and Elect Jose    For       For          Management
      Alfonso Murat Moreno as Director
1.3   Ratify Appointment of and Elect         For       For          Management
      Cristina Vidal Otero as Director
2.1   Approve Consolidated and Standalone     For       For          Management
      Financial Statements for FY 2019
2.2   Approve Treatment of Net Loss of FY     For       For          Management
      2019
2.3   Approve Discharge of Board of FY 2019   For       For          Management
3     Advisory Vote on Remuneration Report    For       Against      Management
4     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions
5     Allow Questions                         None      None         Management
6     Instruct Board to Adopt Necessary       None      Against      Shareholder
      Measures to Make Company as Injured
      Party in Complaint Filed by Inversion
      Corporativa Against Former Directors

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AMPLIFY ENERGY CORP.

Ticker:       AMPY           Security ID:  03212B103
Meeting Date: JUN 16, 2022   Meeting Type: Annual
Record Date:  APR 25, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Deborah G. Adams         For       For          Management
1.2   Elect Director Patrice Douglas          For       For          Management
1.3   Elect Director Eric T. Greager          For       For          Management
1.4   Elect Director Christopher W. Hamm      For       For          Management
1.5   Elect Director Randal T. Klein          For       For          Management
1.6   Elect Director Todd R. Snyder           For       For          Management
1.7   Elect Director Martyn Willsher          For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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GRUPO AEROMEXICO SAB DE CV

Ticker:       AEROMEX        Security ID:  P4953T108
Meeting Date: APR 28, 2022   Meeting Type: Annual/Special
Record Date:  APR 20, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Consolidated Financial          For       For          Management
      Statements, Statutory Reports and
      Allocation of Income; Set Maximum
      Amount of Share Repurchase Reserve
2     Elect or Ratify Members, Chairman,      For       Against      Management
      Secretary and Deputy Secretary of
      Board, CEO and Chairman of Audit and
      Corporate Practices Committee and
      Committees; Approve Remuneration of
      Members of Board, Secretary and Deputy
      Secretary
3     Amend Articles                          For       Against      Management
4     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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GRUPO AEROMEXICO SAB DE CV

Ticker:       AEROMEX        Security ID:  P4953T108
Meeting Date: JUN 27, 2022   Meeting Type: Extraordinary Shareholders
Record Date:  JUN 17, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Cancellation of Registration    For       For          Management
      of Shares from National Registry of
      Securities and Delisting from Mexican
      Stock Exchange
2     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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LYONDELLBASELL INDUSTRIES N.V.

Ticker:       LYB            Security ID:  N53745100
Meeting Date: MAY 27, 2022   Meeting Type: Annual
Record Date:  APR 29, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Jacques Aigrain          For       For          Management
1b    Elect Director Lincoln Benet            For       For          Management
1c    Elect Director Jagjeet (Jeet) Bindra    For       For          Management
1d    Elect Director Robin Buchanan           For       For          Management
1e    Elect Director Anthony (Tony) Chase     For       For          Management
1f    Elect Director Nance Dicciani           For       For          Management
1g    Elect Director Robert (Bob) Dudley      For       For          Management
1h    Elect Director Claire Farley            For       For          Management
1i    Elect Director Michael Hanley           For       For          Management
1j    Elect Director Virginia Kamsky          For       For          Management
1k    Elect Director Albert Manifold          For       For          Management
1l    Elect Director Peter Vanacker           For       For          Management
2     Approve Discharge of Directors          For       For          Management
3     Adopt Financial Statements and          For       For          Management
      Statutory Reports
4     Ratify PricewaterhouseCoopers           For       For          Management
      Accountants N.V. as Auditors
5     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
6     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
7     Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
8     Approve Cancellation of Shares          For       For          Management

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SUMMIT MIDSTREAM PARTNERS, LP

Ticker:       SMLP           Security ID:  866142409
Meeting Date: JUN 24, 2022   Meeting Type: Annual
Record Date:  MAR 21, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Lee Jacobe               For       For          Management
1.2   Elect Director Jerry L. Peters          For       For          Management
2     Approve Omnibus Stock Plan              For       For          Management
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
5     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

========== END NPX REPORT